Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	September 30,	September 30,
	2025	2024
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,812	$25,985
Prepayments and other current assets	51,287	23,332
TOTAL CURRENT ASSETS	57,099	49,317

Investments in subsidiaries	9,295,774	668,219
TOTAL ASSETS	$9,352,873	$717,536

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
CURRENT LIABILITIES:
Accrued expenses and other liabilities	$73,524	$-
TOTAL CURRENT LIABILITIES	73,524	-
TOTAL LIABILITIES	73,524	-

SHAREHOLDERS’ EQUITY:
Authorized share capital of $1,000,000 divided into 180,000,000 Class A ordinary shares of $0.005 par value per share and 20,000,000 Class B ordinary shares of $0.005 par value per share; with 8,325,870 and 1,577,944 Class A ordinary shares issued and outstanding as of September 30, 2025 and 2024, respectively; 403,000 Class B ordinary shares issued and outstanding as of September 30, 2025 and 2024
Class A ordinary shares	$41,629	$7,890
Class B ordinary shares	2,015	2,015
Additional paid in capital	32,340,418	19,450,741
Statutory reserves	948,101	1,007,027
Accumulated deficits	(23,570,155)	(18,541,751)
Accumulated other comprehensive loss	(482,659)	(1,208,386)
TOTAL SHAREHOLDERS’ EQUITY	9,279,349	717,536

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$9,352,873	$717,536

Schedule of Parent Company Statements of (Loss) Income and Comprehensive(Loss) Income

PARENT COMPANY STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE(LOSS) INCOME

	For the Years Ended September 30,
	2025	2024	2023
Equity in gain (loss) of subsidiaries	$3,612,264	$(3,529,999)	$(3,684,384)
Change in fair value of convertible note	(536,295)	-	-
Change in fair value of warrants liabilities	(7,387,121)	-	-
General and administration expenses and others	(776,178)	(176,167)	(2,101,927)
NET LOSS	(5,087,330)	(3,706,166)	(5,786,311)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	725,727	12,635	(403,073)
COMPREHENSIVE LOSS	$(4,361,603)	$(3,693,531)	$(6,189,384)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(5,087,330)	$(3,706,166)	$(5,786,311)
Equity in loss of subsidiaries	(3,612,264)	3,529,999	3,684,384
Change in fair value of convertible note	536,295	-	-
Change in fair value of warrants liabilities	7,387,121	-	-
Share based compensations	-	-	1,825,000
Prepayments and other assets	(27,955)	(23,332)	(10,000)
Accrued expenses and other liabilities	73,524	-	-
NET CASH USED IN OPERATING ACTIVITIES	(730,609)	(199,499)	(286,927)

CASH FLOWS FROM INVESTING ACTIVITIES:
(Loan to) payment from subsidiaries	(4,289,564)	(38,999)	533,961
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(4,289,564)	(38,999)	533,961

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note	5,000,000	-	-
Advance from a related party	-	10,000	2,287
NET CASH PROVIEDED BY FINANCING ACTIVITIES	5,000,000	10,000	2,287

CHANGES IN CASH AND CASH EQUIVALENTS	(20,173)	(228,498)	249,321
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	25,985	254,483	5,162
CASH AND CASH EQUIVALENTS END OF YEAR	$5,812	$25,985	$254,483